SHARE CAPITAL	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
SHARE CAPITAL

17. SHARE CAPITAL

a) Authorized:

 Unlimited Class A common shares without par value

1,500,000 Class B Series I preferred shares without par value

1,000,000 Class B Series II preferred shares without par value

As at December 31, 2020 and 2019, there were no preferred shares outstanding.

b) Issued and outstanding:

During the year ended December 31, 2020:

•On April 30, 2020, the Company issued 714,286 common shares as a penalty to the holders of the convertible debentures, with a fair value of $24,286. The fair value of the penalty was not readily determinable, as such, the common shares were valued at the fair value of common shares on grant date.

No shares were issued during the year ended December 31, 2019.

During the year ended December 31, 2018:

•On April 3, 2018, the Company issued 7,500,000 common shares for acquisition Mexmaken as described in Note 7.

•On April 3, 2018, the Company issued 780,000 common shares to the parent of the CEO for interest payment of $156,000 (USD$120,000).

•The Company issued 50,000 common shares pursuant to the exercise of the conversion option of certain convertible debentures as described in Note 14.

•The Company issued 5,600,000 common shares for gross proceeds of $1,260,000 pursuant to the exercise of stock options. In connection with the exercise of stock options, $1,200,301 was transferred from contributed surplus to share capital.

•The Company issued 525,690 units for services with a fair value of $110,395. Each unit is comprised of one common share and one share purchase warrant exercisable for one common share at an exercise price of $0.25 for a period of six months. The fair value of the services received was not readily determinable, as such, the common shares were valued at the fair value of common shares on grant date. No value has been allocated to the warrants.

b) Issued and outstanding (continued):

•The Company issued 142,857 units for the subscriptions received in 2017 in the amount of $30,000. Each unit has the same term as above. Each unit is comprised of one common share and one share purchase warrant exercisable for one common share at an exercise price of $0.25 for a period of six months.

•On January 8, 2018, the Company extended the expiry date of existing warrants from January 12, 2018 to July 21, 2018. The modification of warrants incurred a share-based compensation of $10,410. The Company also announced warrant price reduction and exercise incentive program. Under the incentive program, the exercise price of all the warrants reduced to $0.25 if exercised prior to March 30, 2018, which was further extended to April 6, 2018. One Incentive Warrant was granted for each warrant exercised. Each Incentive Warrant was exercisable to acquire one common share at a price of $0.40 for six months. The Company engaged an agent to provide services in connection with the incentive program. The company issued the agent such number of new warrants as was equal to 8% of the exercised warrants in this program, entitling the agent to acquire units of the Company at an exercise price of $0.25 per unit, with each unit being comprised of one common share and one non-transferable share purchase warrants entitling the agent to acquire an additional common share of the Company at a price of $0.40 per share for one year.

8,665,201 warrants were exercised under this program and consequently, 8,665,201 Incentive Warrants were issued. The Company received proceeds of $2,166,300 for the exercise of warrants.

b) Issued and outstanding (continued):

c) Escrowed Shares:

(i)    Pursuant to an escrow agreement dated January 26, 2017, the 30,000,000 common shares issued pursuant to the acquisition of TCTS (Note 5) are subject to escrow restrictions. The escrow shares will be released based on certain performance conditions. During the year ended December 31, 2020, the escrow shares were released upon achieving the performance obligations. As at December 31, 2020, no common shares remain in escrow (2019 - 30,000,000 common shares).

(ii)   In addition, pursuant to an Assignment Agreement from 2017, 500,000 common shares issued to Rojo Resources Ltd. are subject to escrow restrictions. These escrow shares will be released 10% on the issuance date, with the remaining to be released 15% every six months. As of December 31, 2020, there are no common shares remaining in escrow (2019 - 75,000 common shares).

d) Warrants:

On January 8, 2018, the Company modified the expiry date of all existing warrants to July 21, 2018. Share-based compensation of $10,410 was recorded on the agents warrants, based on the following assumptions:

Exercise price	$0.40
Expected life	0.5 years
Expected volatility	81%
Risk free interest rate	1.32%
Expected dividend yield	0%
Expected forfeiture rate	0%

During the year ended December 31, 2020, a total of 31,293,653 warrants expired unexercised. Upon expiry of the warrants, $597,632 was reversed from contributed surplus to deficit.

A continuity of warrants for the years ended December 31, 2020 and 2019 is as follows:

	Number	Weighted average exercise price
		$
Balance, December 31, 2018	16,290,573	0.12
Granted	15,924,860	0.09
Balance, December 31, 2019	32,215,433	0.11
Expired	(31,293,653)	0.11
Balance, December 31, 2020	921,780	0.09

The following table summarizes the share purchase warrants outstanding and exercisable as at December 31, 2020:

Number of warrants outstanding	Exercise price $	Expiry date

921,780	0.09	October 1, 2021

As at December 31, 2020, the warrants outstanding have a weighted average life remaining of 0.75 years (2019 - 0.89 years).

e) Stock options

The Company has established a stock option plan for directors, employees, and consultants. Under the Company's stock option plan, the exercise price of each option is determined by the Board, subject to the Discounted Market Price policies of the Canadian Stock Exchange. The aggregate number of shares issuable pursuant to options granted under the plan is limited to 10% of the Company's issued shares at the time the options are granted. The aggregate number of options granted to any one optionee in a 12-month period is limited to 5% of the issued shares of the Company.

There were no stock options granted during the years ended December 31, 2020 and 2019. During the year ended December 31, 2018, the Company granted stock options to certain directors, officers and consultants of the Company. The weighted average fair value of the stock options during the year ended December 31, 2018 was determined to be $1.50 using the Black-Scholes option pricing model. The following weighted average assumptions were used for the calculation:

	2020	2019	2018
Share price at grant date	—	—	$0.22
Exercise price	—	—	$0.23
Expected life (in years)	—	—	5
Expected volatility	—	—	202%
Risk free interest rate	—	—	2.07%
Expected dividend yield	—	—	0%
Expected forfeiture rate	—	—	0%

A continuity of stock options for the years ended December 31, 2020 and 2019 is as follows:

	Number	Weighted average exercise price
		$
Balance, December 31, 2018, 2019 and 2020	1,275,000	0.30

As at December 31, 2020, the following stock options were outstanding and exercisable: